INCOME TAX - Schedule of Income Tax Provision (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
State
Provision for income tax	$ 0	$ 0	$ 0	$ 0		$ 0	$ 0
PRIVETERRA ACQUISITION CORP.
Federal
Current					$ 230,537
Deferred					(119,370)	(389,814)
State
Current					63,893
Deferred					(133,358)
Change in valuation allowance					841,627	$ 389,814
Provision for income tax	$ 91,662	$ 16,965	$ 496,296	$ 16,965	883,329
Provision for income taxes					$ 883,329